Lease liability	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Lease liability

24.	Lease liability

Changes in the balance of lease liabilities are presented below:

	Lessors in Brazil	Lessors abroad	Total
Balance at December 31, 2024	5,484	31,665	37,149
Remeasurement / new contracts	1,130	6,735	7,865
Payment of principal and interest	(1,224)	(3,144)	(4,368)
Interest expenses	232	1,057	1,289
Foreign exchange gains	(379)	(4,249)	(4,628)
Translation adjustment	718	4,248	4,966
Balance at June 30, 2025	5,961	36,312	42,273
Current			9,270
Non-current			33,003

	Lessors in Brazil	Lessors abroad	Total
Balance at December 31, 2023	6,792	27,007	33,799
Remeasurement / new contracts	814	1,923	2,737
Payment of principal and interest (1)	(1,361)	(2,492)	(3,853)
Interest expenses	276	842	1,118
Foreign exchange losses	394	3,733	4,127
Translation adjustment	(881)	(3,738)	(4,619)
Balance at June 30, 2024	6,034	27,275	33,309
Current			7,437
Non-current			25,872
(1) The Statement of Cash Flows comprises US$ 30 relating to changes on liabilities held for sale.

A maturity schedule of the lease arrangements (nominal amounts) is set out as follows:

Nominal Future Payments	2025	2026	2027	2028	2029	2030 onwards	Total
Balance at June 30, 2025	5,239	8,363	6,511	4,563	3,492	35,924	64,092
Balance at December 31, 2024	8,837	6,140	4,817	3,476	2,904	28,943	55,117

In certain contracts, there are variable payments and terms of less than 1 year recognized as expenses:

	Jan-Jun/2025	Jan-Jun/2024
Variable payments	473	528
Up to 1 year maturity	6	54
Variable payments x fixed payments	11%	14%

At June 30, 2025, the nominal amounts of lease agreements for which the lease term has not commenced, as they relate to assets under construction or not yet available for use, is US$ 60,613 (US$ 65,034 at December 31, 2024).

The sensitivity analysis of financial instruments subject to exchange variation is presented in note 26.4.1.